Schedule of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Net operating loss and tax credit carryforwards	$ 3,203	$ 59,417
Depreciation, amortization and impairment of property and equipment		39
Stock options	907	250
Research and development credits
Right of use asset	(3)	(1)
Lease liability	3	1
Other		114
Total deferred tax assets	4,110	59,820
Valuation allowance for deferred tax assets	(4,110)	(59,820)
Net deferred tax assets